GROUP ENTITIES (Tables)	12 Months Ended
Dec. 31, 2023
Interests In Other Entities [Abstract]
Disclosure of interests in subsidiaries

As at December 31		Ownership Interest
(percentages)	Jurisdiction	2023	2022
Pembina Cochin LLC	Delaware U.S.	100	100
Pembina Empress NGL Partnership	Alberta	100	100
Pembina Holding Canada L.P.	Alberta	100	100
Pembina Infrastructure and Logistics L.P.	Alberta	100	100
Pembina Midstream Limited Partnership	Alberta	100	100
Pembina Oil Sands Pipeline L.P.	Alberta	100	100
Pembina Pipeline	Alberta	100	100